STOCKHOLDERS' EQUITY (Details 3) (Options, USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding
Number Outstanding (in shares)			5,832,705
Weighted-Average Life			9 years 1 month 6 days
Options Vested and Exercisable
Number Vested and Exercisable (in shares)			1,510,615
Weighted-Average Life			8 years 2 months 12 days
Expected dividends	$ 0
Assumptions used to value stock-based awards granted to employees
Volatility, lower end (as a percent)	58.20%	62.30%	61.20%	56.10%
Volatility, higher end (as a percent)	64.90%	62.90%	63.40%	66.70%
Risk-free interest rate, lower end (as a percent)	1.04%	0.85%	0.70%	1.10%
Risk-free interest rate, higher end (as a percent)	1.88%	1.21%	1.20%	3.10%
Minimum
Assumptions used to value stock-based awards granted to employees
Expected term	5 years 3 months 18 days	5 years 10 months 24 days	5 years 3 months 18 days	5 years 4 months 24 days
Maximum
Assumptions used to value stock-based awards granted to employees
Expected term	6 years 7 months 6 days	6 years 1 month 6 days	7 years 3 months 18 days	6 years 1 month 6 days
$0.13
Summary of options outstanding and vested
Exercise Prices (in dollars per share)			$ 0.13
Options Outstanding
Number Outstanding (in shares)			50,000
Weighted-Average Life			6 years
Options Vested and Exercisable
Number Vested and Exercisable (in shares)			50,000
Weighted-Average Life			6 years
$0.16
Summary of options outstanding and vested
Exercise Prices (in dollars per share)			$ 0.16
Options Outstanding
Number Outstanding (in shares)			613,816
Weighted-Average Life			7 years
Options Vested and Exercisable
Number Vested and Exercisable (in shares)			449,361
Weighted-Average Life			7 years
$0.27
Summary of options outstanding and vested
Exercise Prices (in dollars per share)			$ 0.27
Options Outstanding
Number Outstanding (in shares)			603,634
Weighted-Average Life			7 years 10 months 24 days
Options Vested and Exercisable
Number Vested and Exercisable (in shares)			327,622
Weighted-Average Life			7 years 10 months 24 days
$1.07
Summary of options outstanding and vested
Exercise Prices (in dollars per share)			$ 1.07
Options Outstanding
Number Outstanding (in shares)			1,312,855
Weighted-Average Life			8 years 9 months 18 days
Options Vested and Exercisable
Number Vested and Exercisable (in shares)			305,045
Weighted-Average Life			8 years 7 months 6 days
$2.97
Summary of options outstanding and vested
Exercise Prices (in dollars per share)			$ 2.97
Options Outstanding
Number Outstanding (in shares)			308,250
Weighted-Average Life			9 years 6 months
Options Vested and Exercisable
Number Vested and Exercisable (in shares)			250
Weighted-Average Life			9 years 6 months
$3.55
Summary of options outstanding and vested
Exercise Prices (in dollars per share)			$ 3.55
Options Outstanding
Number Outstanding (in shares)			214,000
Weighted-Average Life			9 years 7 months 6 days
$6.58
Summary of options outstanding and vested
Exercise Prices (in dollars per share)			$ 6.58
Options Outstanding
Number Outstanding (in shares)			2,730,150
Weighted-Average Life			9 years 10 months 24 days
Options Vested and Exercisable
Number Vested and Exercisable (in shares)			378,337
Weighted-Average Life			9 years 10 months 24 days